TRADE AND OTHER PAYABLES - Additional information (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Commodity suppliers' accruals and payables (a)	$ 712,144	$ 414,581
Non-commodity trade accruals and accounts payable (b)	68,567	$ 117,473
Companies' Creditors Arrangement Act [Member]
Disclosure of detailed information about borrowings [line items]
Commodity suppliers' accruals and payables (a)	468,600
Non-commodity trade accruals and accounts payable (b)	$ 12,900